UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-00216

Nicholas High Income Fund, Inc.

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(Exact name of registrant as specified in charter)

700 North Water Street

Milwaukee, Wisconsin 53202

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(Address of principle executive offices)

Jennifer R. Kloehn, Senior Vice President & Treasurer

700 North Water Street

Milwaukee, Wisconsin 53202

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(Name and address of agent for service)

Registrant's telephone number, including area code: 414-272-4650

Date of Fiscal year-end: 12/31/2016

Date of reporting period: 07/01/2015 - 06/30/2016

Item 1. Proxy Voting Record

Account Name: Nicholas High Income Fund, Inc.

FIDELITY NEWBURY STREET TRUST

Ticker:                      Security ID:  316175207

Meeting Date: DEC 16, 2015   Meeting Type: Special

Record Date:  SEP 21, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

1.1   Elect Director Elizabeth S. Acton       For       For          Management

1.2   Elect Director John Engler              For       For          Management

1.3   Elect Director Albert R. Gamper, Jr.    For       For          Management

1.4   Elect Director Robert F. Gartland       For       For          Management

1.5   Elect Director Abigail P. Johnson       For       For          Management

1.6   Elect Director Arthur E. Johnson        For       For          Management

1.7   Elect Director Michael E. Kenneally     For       For          Management

1.8   Elect Director James H. Keyes           For       For          Management

1.9   Elect Director Marie L. Knowles         For       For          Management

1.10  Elect Director Geoffrey A. von Kuhn     For       For          Management

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MACQUARIE INFRASTRUCTURE CORPORATION

Ticker:       MIC            Security ID:  55608B105

Meeting Date: MAY 18, 2016   Meeting Type: Annual

Record Date:  MAR 23, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

1a    Elect Director Norman H. Brown, Jr.     For       For          Management

1b    Elect Director George W. Carmany, III   For       For          Management

1c    Elect Director H.E. (Jack) Lentz        For       For          Management

1d    Elect Director Ouma Sananikone          For       For          Management

1e    Elect Director William H. Webb          For       For          Management

2     Ratify KPMG LLP as Auditors             For       For          Management

3     Advisory Vote to Ratify Named           For       For          Management

      Executive Officers' Compensation

4     Approve Omnibus Stock Plan              For       For          Management

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nicholas High Income Fund, Inc.

By (Signature and Title)	/s/ David O. Nicholas
David O. Nicholas, Principal Executive Officer

Date	08/31/2016